Cover Page Cover Page	Aug. 23, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Aug. 23, 2019
Entity Registrant Name	SINCLAIR BROADCAST GROUP, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-26076
Entity Tax Identification Number	52-1494660
Entity Address, Address Line One	10706 Beaver Dam Road
Entity Address, City or Town	Hunt Valley
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21030
City Area Code	410
Local Phone Number	568-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A Common Stock, par value $ 0.01 per share
Trading Symbol	SBGI
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0000912752
Amendment Description	On August 23, 2019, Sinclair Broadcast Group, Inc. (the Company) filed with the Securities and Exchange Commission (SEC) a Current Report on Form 8- K (Initial 8-K) to disclose that Diamond Sports Group, LLC (Diamond), an indirect wholly-owned subsidiary of the Company, had completed its previously announced acquisition of all of the outstanding equity interests of Fox Sports Net, LLC (Fox). This Current Report on Form 8-K/A amends the Initial 8-K to include the historical audited financial statements of Fox and the pro forma combined financial information required by Items 9.01(a) and 9.01(b) of Form 8-K and should be read in conjunction with the Initial 8-K.